T. ROWE PRICE Corporate Income Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  6.3%
Car Loan  1.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 546 553
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 546 554
Americredit Automobile Receivables Trust
Series 2023-1, Class B
5.57%, 3/20/28  895 907
Americredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  535 547
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  815 832
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  440 415
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 251 247
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 715 731
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  292 292
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  660 662
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 223 226
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 542 541
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 250 252
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 252

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2024-2, Class C
5.84%, 6/17/30  890 915
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 167 168
8,094
Other Asset-Backed Securities  4.8%
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 455 446
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 110 111
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100 102
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 145 146
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 815 783
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 458 452
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 252 245
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 624 582
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 598 582
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,510 1,399
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 791 696
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 359 372
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,221

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2024-2A, Class C
5.52%, 10/20/31 (1) 580 591
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,454 1,377
Madison Park Funding XXXVII
Series 2019-37A, Class AR2, CLO, FRN
3M TSFR + 1.53%, 6.831%, 4/15/37 (1) 1,310 1,312
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 6.782%, 4/20/37 (1) 1,385 1,386
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 57 53
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 732 756
Planet Fitness Master Issuer
Series 2024-1A, Class A2I
5.765%, 6/5/54 (1) 1,945 1,976
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 500 517
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 950 971
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 424 386
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,627 4,467
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 1,140 1,078
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,363 3,066
Zaxby's Funding
Series 2024-1A, Class A2I
6.594%, 4/30/54 (1) 1,105 1,152
27,225
Total Asset-Backed Securities
(Cost $35,693) 35,319

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
BANK LOANS  0.4% (2)
UTILITY  0.4%
Electric  0.4%
NRG Energy, FRN
1M TSFR + 2.00%, 7.264%, 4/16/31  1,726 1,731
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 7.997%, 4/30/31  718 722
Total Utility 2,453
Total Bank Loans
(Cost $2,437) 2,453
CORPORATE BONDS  86.8%
FINANCIAL INSTITUTIONS  31.1%
Banking  17.6%
Banco Bilbao Vizcaya Argentaria, Series 9, VR, 6.50% (3)(4) 1,200 1,200
Banco Santander, VR, 5.538%, 3/14/30 (4) 2,400 2,465
Bank of America, VR, 5.425%, 8/15/35 (4) 4,235 4,244
Bank of America, Series TT, VR, 6.125% (3)(4)(5) 1,580 1,600
Bank of New York Mellon, VR, 6.474%, 10/25/34 (4) 3,945 4,386
Barclays, VR, 2.279%, 11/24/27 (4) 675 638
BNP Paribas, VR, 5.497%, 5/20/30 (1)(4) 2,600 2,666
CaixaBank, VR, 6.037%, 6/15/35 (1)(4) 2,735 2,843
Capital One Financial, VR, 2.359%, 7/29/32 (4) 1,357 1,083
Capital One Financial, VR, 3.273%, 3/1/30 (4) 2,354 2,187
Citigroup, VR, 2.572%, 6/3/31 (4) 5,550 4,920
Citigroup, VR, 3.98%, 3/20/30 (4) 6,105 5,918
Citigroup, VR, 5.827%, 2/13/35 (4) 1,350 1,386
Fifth Third Bancorp, VR, 4.337%, 4/25/33 (4) 1,490 1,404
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (4) 295 302
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (4) 1,197 1,256
Goldman Sachs Group, VR, 2.615%, 4/22/32 (4) 4,190 3,641
Goldman Sachs Group, VR, 3.814%, 4/23/29 (4) 3,350 3,256
HSBC Holdings, VR, 2.357%, 8/18/31 (4) 1,280 1,109
HSBC Holdings, VR, 4.583%, 6/19/29 (4) 1,415 1,403
HSBC Holdings, VR, 6.161%, 3/9/29 (4) 735 767
JPMorgan Chase, VR, 2.522%, 4/22/31 (4) 145 130
JPMorgan Chase, VR, 2.739%, 10/15/30 (4) 3,035 2,763
JPMorgan Chase, VR, 2.956%, 5/13/31 (4) 1,140 1,035
JPMorgan Chase, VR, 6.254%, 10/23/34 (4) 1,650 1,808
M&T Bank, VR, 7.413%, 10/30/29 (4)(5) 253 275
Morgan Stanley, VR, 2.699%, 1/22/31 (4) 1,460 1,315

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 4.431%, 1/23/30 (4) 3,635 3,610
Morgan Stanley, VR, 6.342%, 10/18/33 (4) 1,515 1,653
National Australia Bank, 2.99%, 5/21/31 (1) 3,240 2,835
PNC Financial Services Group, VR, 5.401%, 7/23/35 (4)(5) 1,730 1,764
PNC Financial Services Group, VR, 5.676%, 1/22/35 (4) 1,370 1,422
Santander Holdings USA, VR, 6.174%, 1/9/30 (4) 735 757
Santander Holdings USA, VR, 6.342%, 5/31/35 (4) 2,405 2,487
Santander Holdings USA, VR, 6.499%, 3/9/29 (4) 225 234
Santander Holdings USA, VR, 6.565%, 6/12/29 (4) 345 361
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (4) 6,590 6,359
Skandinaviska Enskilda Banken, 5.375%, 3/5/29 (1) 3,905 4,008
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 1,624 1,634
Standard Chartered, VR, 7.018%, 2/8/30 (1)(4) 2,510 2,712
U.S. Bancorp, VR, 5.384%, 1/23/30 (4) 785 803
U.S. Bancorp, VR, 5.836%, 6/12/34 (4) 1,360 1,428
UBS Group, VR, 3.091%, 5/14/32 (1)(4) 2,115 1,872
UBS Group, VR, 6.246%, 9/22/29 (1)(4) 1,305 1,375
Wells Fargo, VR, 6.303%, 10/23/29 (4) 3,460 3,654
Wells Fargo, VR, 6.85% (3)(4) 2,760 2,822
Wells Fargo, Series BB, VR, 3.90% (3)(4) 1,465 1,417
99,207
Brokerage Asset Managers Exchanges  1.6%
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,312
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,401
Jane Street Group, 7.125%, 4/30/31 (1) 2,660 2,783
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 1,021
LSEGA Financing, 3.20%, 4/6/41 (1) 620 480
8,997
Finance Companies  1.8%
Aircastle, 4.25%, 6/15/26  3,013 2,973
OneMain Finance, 7.125%, 11/15/31  695 702
OneMain Finance, 9.00%, 1/15/29  710 754
SMBC Aviation Capital Finance, 5.30%, 4/3/29 (1) 3,145 3,198
SMBC Aviation Capital Finance, 5.55%, 4/3/34 (1) 2,700 2,742
10,369
Insurance  7.5%
AIA Group, 5.375%, 4/5/34 (1) 3,350 3,407
Arthur J Gallagher, 5.45%, 7/15/34  2,705 2,772
Assurant, 6.10%, 2/27/26  870 880
Athene Global Funding, 5.526%, 7/11/31 (1) 2,900 2,957
Centene, 2.50%, 3/1/31  1,075 915
Centene, 3.00%, 10/15/30  1,015 902
Centene, 3.375%, 2/15/30  970 888
Centene, 4.625%, 12/15/29  1,470 1,430

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Corebridge Financial, 3.85%, 4/5/29  1,980 1,907
Corebridge Global Funding, 5.20%, 1/12/29 (1) 540 551
Elevance Health, 5.125%, 2/15/53  1,450 1,373
Enstar Group, 3.10%, 9/1/31  4,050 3,439
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,588
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,234
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,666
Health Care Service A Mutual Legal Reserve, 5.875%, 6/15/54 (1) 1,160 1,188
Humana, 2.15%, 2/3/32  1,185 978
Humana, 5.75%, 4/15/54  695 699
Humana, 5.875%, 3/1/33  2,645 2,766
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(4) 1,400 1,430
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,374
UnitedHealth Group, 5.50%, 7/15/44  2,810 2,892
42,236
Real Estate Investment Trusts  2.6%
Brixmor Operating Partnership, 4.05%, 7/1/30  955 916
Essex Portfolio, 5.50%, 4/1/34  1,040 1,067
Invitation Homes Operating Partnership, 5.45%, 8/15/30  2,110 2,179
Kilroy Realty, 2.50%, 11/15/32  260 203
Kilroy Realty, 3.05%, 2/15/30  345 302
Kilroy Realty, 4.25%, 8/15/29  2,980 2,782
Kite Realty Group, 4.95%, 12/15/31  1,190 1,178
Prologis, 3.00%, 4/15/50  771 529
Prologis, 3.05%, 3/1/50  1,261 872
Prologis, 5.125%, 1/15/34  3,300 3,380
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 700
Regency Centers, 5.10%, 1/15/35  445 448
Starwood Property Trust, 7.25%, 4/1/29 (1) 395 411
14,967
Total Financial Institutions 175,776
INDUSTRIAL  46.3%
Basic Industry  1.2%
South32 Treasury, 4.35%, 4/14/32 (1) 4,115 3,848
Yara International, 7.378%, 11/14/32 (1) 2,640 2,958
6,806
Capital Goods  1.6%
Boeing, 3.75%, 2/1/50  1,581 1,089
Boeing, 6.298%, 5/1/29 (1) 1,510 1,573
Boeing, 6.388%, 5/1/31 (1) 1,310 1,377
Ingersoll Rand, 5.45%, 6/15/34  550 570
Ingersoll Rand, 5.70%, 6/15/54  460 478

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Owens Corning, 5.70%, 6/15/34  735 767
Owens Corning, 5.95%, 6/15/54  500 516
Regal Rexnord, 6.05%, 2/15/26  1,015 1,027
Stanley Black & Decker, 2.75%, 11/15/50  2,072 1,256
Stanley Black & Decker, 4.85%, 11/15/48  224 201
8,854
Communications  7.6%
AT&T, 3.50%, 9/15/53  3,500 2,475
Charter Communications Operating, 2.80%, 4/1/31  3,415 2,891
Charter Communications Operating, 5.25%, 4/1/53  1,800 1,469
Charter Communications Operating, 6.10%, 6/1/29  585 603
Comcast, 2.887%, 11/1/51  4,090 2,686
Comcast, 3.75%, 4/1/40  1,620 1,377
Crown Castle, 2.50%, 7/15/31  1,880 1,613
Crown Castle, 3.80%, 2/15/28  2,870 2,791
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,762
Meta Platforms, 4.45%, 8/15/52  5,265 4,699
Meta Platforms, 5.40%, 8/15/54  305 310
Rogers Communications, 4.35%, 5/1/49  90 74
Rogers Communications, 4.55%, 3/15/52  3,310 2,790
Rogers Communications, 5.00%, 2/15/29  4,125 4,170
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,303
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 753
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,259
Sprint Capital, 8.75%, 3/15/32  1,105 1,365
T-Mobile USA, 5.75%, 1/15/54  4,850 5,039
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 1,345 1,360
42,789
Consumer Cyclical  5.2%
Benteler International, 10.50%, 5/15/28 (1) 1,350 1,431
CBRE Services, 5.50%, 4/1/29  289 298
Flutter Treasury Designated Activity, 6.375%, 4/29/29 (1) 1,345 1,381
Ford Motor Credit, 5.80%, 3/5/27  1,155 1,172
Ford Motor Credit, 6.95%, 3/6/26  2,595 2,654
General Motors, 5.95%, 4/1/49  394 397
General Motors, 6.25%, 10/2/43  425 442
General Motors Financial, 5.55%, 7/15/29  1,675 1,721
GLP Capital, 5.375%, 4/15/26  1,719 1,721
Home Depot, 4.95%, 6/25/34  1,125 1,151
Hyundai Capital America, 5.35%, 3/19/29 (1) 690 705
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 564
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,395
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 916
Las Vegas Sands, 5.90%, 6/1/27  620 632

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Nissan Motor, 4.81%, 9/17/30 (1) 3,910 3,693
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 1,270 1,184
Nissan Motor Acceptance, 6.95%, 9/15/26 (1) 150 155
Phinia, 6.75%, 4/15/29 (1) 330 337
Starbucks, 4.45%, 8/15/49  1,625 1,401
VF, 2.95%, 4/23/30 (5) 3,385 2,921
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 815 818
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 1,215 1,248
ZF North America Capital, 6.75%, 4/23/30 (1) 1,245 1,276
29,613
Consumer Non-Cyclical  13.1%
AbbVie, 4.05%, 11/21/39  2,245 2,022
AbbVie, 4.25%, 11/21/49  665 581
AbbVie, 4.70%, 5/14/45  1,390 1,299
AbbVie, 4.875%, 11/14/48  2,085 1,994
AbbVie, 5.40%, 3/15/54  1,895 1,966
Amgen, 5.60%, 3/2/43  690 703
BAT Capital, 4.54%, 8/15/47  495 406
BAT Capital, 5.834%, 2/20/31  2,125 2,226
BAT Capital, 7.081%, 8/2/53  1,305 1,474
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 870 910
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,535 1,629
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 1,181 910
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 881
Becton Dickinson & Company, 4.669%, 6/6/47  3,168 2,840
CVS Health, 5.05%, 3/25/48  7,370 6,533
CVS Health, 5.70%, 6/1/34 (5) 2,735 2,798
HCA, 3.625%, 3/15/32  1,570 1,424
HCA, 5.45%, 9/15/34  910 919
HCA, 5.95%, 9/15/54  1,215 1,242
Icon Investments Six, 5.849%, 5/8/29  370 386
Icon Investments Six, 6.00%, 5/8/34  310 326
Imperial Brands Finance, 5.50%, 2/1/30 (1) 1,410 1,442
Imperial Brands Finance, 6.125%, 7/27/27 (1) 3,155 3,259
IQVIA, 5.70%, 5/15/28  4,065 4,192
Kenvue, 5.10%, 3/22/43  1,510 1,518
Kroger, 5.00%, 9/15/34  945 938
Kroger, 5.50%, 9/15/54  1,205 1,175
Mattel, 5.875%, 12/15/27 (1) 2,730 2,757
Pfizer Investment Enterprises, 5.30%, 5/19/53  4,040 4,057
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,380 1,377
Philip Morris International, 5.125%, 2/15/30  2,760 2,835
Philip Morris International, 5.75%, 11/17/32  3,410 3,602

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Solventum, 5.45%, 3/13/31 (1) 4,105 4,186
Solventum, 5.60%, 3/23/34 (1) 1,960 2,000
Solventum, 5.90%, 4/30/54 (1) 1,370 1,379
Sysco, 4.45%, 3/15/48  135 116
Teva Pharmaceutical Finance, 6.15%, 2/1/36  1,880 1,932
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 220
Utah Acquisition Sub, 5.25%, 6/15/46  1,440 1,237
Viatris, 1.65%, 6/22/25  610 592
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,602
73,885
Energy  11.5%
6297782, 5.026%, 10/1/29 (1) 420 419
6297782, 5.584%, 10/1/34 (1) 510 507
Cheniere Energy, 5.65%, 4/15/34 (1) 1,030 1,059
Cheniere Energy Partners, 3.25%, 1/31/32  756 671
Cheniere Energy Partners, 5.95%, 6/30/33  2,262 2,378
Chesapeake Energy, 5.875%, 2/1/29 (1) 2,720 2,723
Devon Energy, 5.20%, 9/15/34  2,870 2,845
Diamondback Energy, 4.40%, 3/24/51  329 275
Diamondback Energy, 5.75%, 4/18/54  2,300 2,287
Enbridge, 5.625%, 4/5/34  885 916
Enbridge, 5.95%, 4/5/54  1,435 1,471
Enbridge, 6.70%, 11/15/53  890 1,017
Energy Transfer, 5.60%, 9/1/34  1,370 1,409
Energy Transfer, 5.95%, 5/15/54  1,460 1,480
Energy Transfer, 6.40%, 12/1/30  1,280 1,389
Eni, 5.50%, 5/15/34 (1) 830 851
Eni, 5.95%, 5/15/54 (1) 1,025 1,045
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 1,220 1,259
Hilcorp Energy I, 6.00%, 4/15/30 (1) 825 821
Hilcorp Energy I, 8.375%, 11/1/33 (1) 375 410
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,044
Occidental Petroleum, 6.05%, 10/1/54  560 571
Occidental Petroleum, 6.125%, 1/1/31  557 585
Occidental Petroleum, 6.60%, 3/15/46  1,400 1,508
Occidental Petroleum, 7.50%, 5/1/31  655 743
Occidental Petroleum, 8.875%, 7/15/30  2,280 2,685
ONEOK, 5.80%, 11/1/30  2,280 2,410
Patterson-UTI Energy, 7.15%, 10/1/33  690 747
Permian Resources Operating, 6.25%, 2/1/33 (1) 675 692
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 1,310 1,382
Seadrill Finance, 8.375%, 8/1/30 (1) 1,235 1,303
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(4) 190 196

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources Partners, 5.50%, 3/1/30  2,818 2,853
Targa Resources Partners, 6.875%, 1/15/29  1,766 1,815
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(6) 1,600 1,568
TransCanada PipeLines, 6.203%, 3/9/26  4,050 4,051
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,165
Var Energi, 7.50%, 1/15/28 (1) 2,510 2,681
Var Energi, 8.00%, 11/15/32 (1) 2,675 3,067
Venture Global LNG, 9.50%, 2/1/29 (1) 2,575 2,900
Western Midstream Operating, 4.05%, 2/1/30  1,170 1,119
Western Midstream Operating, 6.35%, 1/15/29  2,595 2,734
65,051
Industrial Other  0.2%
Jacobs Engineering Group, 6.35%, 8/18/28  1,225 1,291
1,291
Technology  3.6%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $1,360 (6)(7)(8) 1,360 1,360
Broadcom, 2.45%, 2/15/31 (1) 2,430 2,110
Broadcom, 3.419%, 4/15/33 (1) 877 780
CDW, 5.10%, 3/1/30  685 689
Fiserv, 5.45%, 3/15/34  3,735 3,840
Foundry JV Holdco, 5.90%, 1/25/30 (1) 235 241
Foundry JV Holdco, 6.15%, 1/25/32 (1) 1,885 1,939
Foundry JV Holdco, 6.40%, 1/25/38 (1) 555 574
Intel, 3.05%, 8/12/51  1,519 941
Intel, 3.25%, 11/15/49  2,117 1,370
Motorola Solutions, 5.40%, 4/15/34  770 792
Motorola Solutions, 5.60%, 6/1/32 (5) 1,560 1,627
Oracle, 3.60%, 4/1/40  551 443
Oracle, 3.65%, 3/25/41  2,204 1,761
Salesforce, 2.90%, 7/15/51  2,530 1,715
20,182
Transportation  2.3%
American Airlines, 5.75%, 4/20/29 (1) 655 641
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,461
Canadian Pacific Railway, 3.50%, 5/1/50  4,010 3,003
ERAC USA Finance, 4.90%, 5/1/33 (1) 2,470 2,482
Norfolk Southern, 5.95%, 3/15/64  2,645 2,856
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,861
13,304
Total Industrial 261,775

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
MISCELLANEOUS  0.5%
Miscellaneous  0.5%
Ally Financial, VR, 6.848%, 1/3/30 (4) 1,254 1,326
Ally Financial, VR, 6.992%, 6/13/29 (4) 1,275 1,351
Total Miscellaneous 2,677
UTILITY  8.9%
Electric  8.1%
AEP Texas, 4.70%, 5/15/32  2,825 2,788
American Electric Power, 5.625%, 3/1/33  1,325 1,388
American Electric Power, 5.95%, 11/1/32  780 832
Appalachian Power, 5.65%, 4/1/34  1,440 1,493
DTE Energy, 5.10%, 3/1/29  3,805 3,882
Duke Energy, 5.00%, 8/15/52  1,533 1,409
Edison International, 6.95%, 11/15/29  1,485 1,626
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 3,070
Eversource Energy, 5.85%, 4/15/31  3,145 3,304
Exelon, 5.60%, 3/15/53  3,400 3,448
FirstEnergy, 2.65%, 3/1/30  1,717 1,548
FirstEnergy, Series B, 2.25%, 9/1/30  318 277
FirstEnergy, Series C, 3.40%, 3/1/50  2,143 1,522
Georgia Power, 4.70%, 5/15/32  2,005 2,013
Georgia Power, 4.95%, 5/17/33  2,950 2,986
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,254
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 2,150 2,215
Pacific Gas & Electric, 3.50%, 8/1/50  637 444
Pacific Gas & Electric, 4.55%, 7/1/30  597 584
Pacific Gas & Electric, 6.70%, 4/1/53  980 1,078
Pacific Gas & Electric, 6.95%, 3/15/34  1,540 1,716
Southern California Edison, 5.45%, 6/1/31  500 522
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 2,049
Vistra Operations, 3.70%, 1/30/27 (1) 1,900 1,848
Vistra Operations, 6.875%, 4/15/32 (1) 2,295 2,378
45,674
Natural Gas  0.8%
Boston Gas, 6.119%, 7/20/53 (1) 1,005 1,037
Brooklyn Union Gas, 6.388%, 9/15/33 (1)(5) 650 691
Engie, 5.625%, 4/10/34 (1) 2,635 2,717
4,445
Total Utility 50,119
Total Corporate Bonds
(Cost $491,869) 490,347

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.2%
Owned No Guarantee  0.6%
Republic of Chile, 3.625%, 8/1/27  2,200 2,122
Saudi Arabian Oil, 5.25%, 7/17/34 (1) 1,380 1,412
3,534
Sovereign  1.6%
Republic of Bulgaria, 5.00%, 3/5/37  1,750 1,741
Republic of Panama, 7.50%, 3/1/31  1,185 1,270
Republic of Panama, 7.875%, 3/1/57  1,300 1,428
Republic of Peru, 5.375%, 2/8/35  1,600 1,626
Republic of Romania, 5.875%, 1/30/29 (1) 2,460 2,511
8,576
Total Foreign Government Obligations & Municipalities
(Cost $11,747) 12,110
MUNICIPAL SECURITIES  0.6%
Colorado  0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%,
12/1/26  575 551
551
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 4,706 2,977
2,977
Total Municipal Securities
(Cost $3,297) 3,528
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.1%
Collateralized Mortgage Obligations  0.1%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $740 (7)(8) 740 740
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $740) 740
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  1.6%
U.S. Treasury Obligations  1.6%
U.S. Treasury Bonds, 4.125%, 8/15/53 (10) 4,525 4,443
U.S. Treasury Bonds, 4.375%, 8/15/43 (10) 1,810 1,828

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 2/15/37 (10) 2,670 2,880
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $9,040) 9,151
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 5.34% (11)(12) 2,262 2,262
Total Short-Term Investments
(Cost $2,262) 2,262
SECURITIES LENDING COLLATERAL  1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.34% (11)(12) 7,043 7,043
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,043
Total Securities Lending Collateral
(Cost $7,043) 7,043
Total Investments in Securities 99.6%
(Cost $564,128) $ 562,953
Other Assets Less Liabilities 0.4% 2,127
Net Assets 100.0% $ 565,080
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $191,420 and represents 33.9% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Perpetual security with no stated maturity date.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(5) All or a portion of this security is on loan at August 31, 2024.
(6) Level 3 in fair value hierarchy.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,100 and represents 0.4% of net assets.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GO General Obligation
HFA Health Facility Authority
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold
(Relevant Credit: JPMorgan Chase,
A1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 * 3,975 18 1 17
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/24 * 3,975 18 (3) 21
Total Bilateral Credit Default Swaps, Protection
Sold (2) 38
Total Return Swaps (0.0)%
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.366% (SOFR + 0.00%) at Maturity,
9/20/24 5,500 (14) (38) 24
Total Bilateral Total Return Swaps (38) 24
Total Bilateral Swaps (40) 62
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 * 1,880 (25) 73 (98)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (98)
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 * 2,760 28 (10) 38
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 * 11,398 930 712 218

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S41, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/29 (EUR) * 51,380 1,328 1,157 171
Total Centrally Cleared Credit Default Swaps,
Protection Sold 427
Total Centrally Cleared Swaps 329
Net payments (receipts) of variation margin to date (674)
Variation margin receivable (payable) on centrally cleared swaps $ (345)
* Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $9.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 266 U.S. Treasury Long Bond contracts 12/24 32,751 $ (223)
Long, 149 U.S. Treasury Notes five year contracts 12/24 16,300 (48)
Short, 322 U.S. Treasury Notes ten year contracts 12/24 (36,567) 196
Long, 163 U.S. Treasury Notes two year contracts 12/24 33,830 (32)
Short, 19 Ultra U.S. Treasury Bonds contracts 12/24 (2,507) 29
Short, 114 Ultra U.S. Treasury Notes ten year
contracts 12/24 (13,388) 105
Net payments (receipts) of variation margin to date (55)
Variation margin receivable (payable) on open futures contracts $ (28)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ — $ — $ 86++
Totals $ —# $ — $ 86+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 8,794  ¤  ¤ $ 9,305
Total $ 9,305^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $86 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,305.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Corporate Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 63,301 $ — $ 63,301
Corporate Bonds — 487,419 2,928 490,347
Short-Term Investments 2,262 — — 2,262
Securities Lending Collateral 7,043 — — 7,043
Total Securities 9,305 550,720 2,928 562,953
Swaps* — 463 — 463
Futures Contracts* 330 — — 330
Total $ 9,635 $ 551,183 $ 2,928 $ 563,746
Liabilities
Swaps* $ — $ 112 $ — $ 112
Futures Contracts* 303 — — 303
Total $ 303 $ 112 $ — $ 415
1
Includes Asset-Backed Securities, Bank Loans, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F112-054Q1 08/24